Risk management - Most important interest rate and credit spread sensitivities at year-end (Detail) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022
Germany
Market Risk [Line Items]
Reportable ECL	€ 525,000	€ 745,000
Netherlands
Market Risk [Line Items]
Reportable ECL	310,000	381,000
USA
Market Risk [Line Items]
Reportable ECL	165,000	221,000
Interest Rate [(BPV) | Euro | Trading portfolios, netting
Market Risk [Line Items]
Reportable ECL	(309)	(334)
Interest Rate [(BPV) | Czech koruna | Trading portfolios, netting
Market Risk [Line Items]
Reportable ECL	71
Interest Rate [(BPV) | Korean Won | Trading portfolios, netting
Market Risk [Line Items]
Reportable ECL	(41)
Interest Rate [(BPV) | US Dollar | Trading portfolios, netting
Market Risk [Line Items]
Reportable ECL	(40)	(79)
Interest Rate [(BPV) | Pound Sterling | Trading portfolios, netting
Market Risk [Line Items]
Reportable ECL	(35)	(95)
Interest Rate [(BPV) | Taiwan Dollar | Trading portfolios, netting
Market Risk [Line Items]
Reportable ECL		67
Interest Rate [(BPV) | Japan, Yen | Trading portfolios, netting
Market Risk [Line Items]
Reportable ECL		63
Credit Spread (CSO1) | Corporate | Trading portfolios, netting
Market Risk [Line Items]
Reportable ECL	208	437
Credit Spread (CSO1) | Financial Institutions | Trading portfolios, netting
Market Risk [Line Items]
Reportable ECL	65	(36)
Credit Spread (CSO1) | 1 (AAA) | Corporate | Trading portfolios, netting
Market Risk [Line Items]
Reportable ECL	0	2
Credit Spread (CSO1) | 1 (AAA) | Financial Institutions | Trading portfolios, netting
Market Risk [Line Items]
Reportable ECL	0	(1)
Credit Spread (CSO1) | 2–4 (AA) | Corporate | Trading portfolios, netting
Market Risk [Line Items]
Reportable ECL	12	(1)
Credit Spread (CSO1) | 2–4 (AA) | Financial Institutions | Trading portfolios, netting
Market Risk [Line Items]
Reportable ECL	50	(7)
Credit Spread (CSO1) | 5–7 (A) | Corporate | Trading portfolios, netting
Market Risk [Line Items]
Reportable ECL	57	154
Credit Spread (CSO1) | 5–7 (A) | Financial Institutions | Trading portfolios, netting
Market Risk [Line Items]
Reportable ECL	50	(13)
Credit Spread (CSO1) | 8–10 (BBB) | Corporate | Trading portfolios, netting
Market Risk [Line Items]
Reportable ECL	106	249
Credit Spread (CSO1) | 8–10 (BBB) | Financial Institutions | Trading portfolios, netting
Market Risk [Line Items]
Reportable ECL	13	(11)
Credit Spread (CSO1) | 11–13 (BB) | Corporate | Trading portfolios, netting
Market Risk [Line Items]
Reportable ECL	25	7
Credit Spread (CSO1) | 11–13 (BB) | Financial Institutions | Trading portfolios, netting
Market Risk [Line Items]
Reportable ECL	(25)	7
Credit Spread (CSO1) | 14–16 (B) | Corporate | Trading portfolios, netting
Market Risk [Line Items]
Reportable ECL	17	23
Credit Spread (CSO1) | 14–16 (B) | Financial Institutions | Trading portfolios, netting
Market Risk [Line Items]
Reportable ECL	(4)	(4)
Credit Spread (CSO1) | 17–22 (CCC and NPL) | Corporate | Trading portfolios, netting
Market Risk [Line Items]
Reportable ECL	(8)	3
Credit Spread (CSO1) | 17–22 (CCC and NPL) | Financial Institutions | Trading portfolios, netting
Market Risk [Line Items]
Reportable ECL	(20)	(7)
Credit Spread (CSO1) | Not rated | Corporate | Trading portfolios, netting
Market Risk [Line Items]
Reportable ECL	0	0
Credit Spread (CSO1) | Not rated | Financial Institutions | Trading portfolios, netting
Market Risk [Line Items]
Reportable ECL	0	0
Credit Spread (CSO1) | Germany | Trading portfolios, netting
Market Risk [Line Items]
Reportable ECL	405	87
Credit Spread (CSO1) | Netherlands | Trading portfolios, netting
Market Risk [Line Items]
Reportable ECL	120	162
Credit Spread (CSO1) | Korea | Trading portfolios, netting
Market Risk [Line Items]
Reportable ECL	(111)
Credit Spread (CSO1) | Japan | Trading portfolios, netting
Market Risk [Line Items]
Reportable ECL	106	102
Credit Spread (CSO1) | United Kingdom | Trading portfolios, netting
Market Risk [Line Items]
Reportable ECL	€ 101
Credit Spread (CSO1) | USA | Trading portfolios, netting
Market Risk [Line Items]
Reportable ECL		151
Credit Spread (CSO1) | France | Trading portfolios, netting
Market Risk [Line Items]
Reportable ECL		€ 88